CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net Income	¥ 63,009	¥ 49,823	¥ 215,728	¥ 145,315
Other comprehensive income (loss), net of tax:
Net change of unrealized gains (losses) on investment in securities	4,253	(6,106)	12,573	(4,227)
Net change of debt valuation adjustments	7	(109)	(54)	(643)
Net change of defined benefit pension plans	17	71	166	196
Net change of foreign currency translation adjustments	25,420	(2,868)	40,352	(11,617)
Net change of unrealized gains (losses) on derivative instruments	3,516	1,791	5,686	1,271
Total other comprehensive income (loss)	33,213	(7,221)	58,723	(15,020)
Comprehensive Income	96,222	42,602	274,451	130,295
Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	(365)	1,219	6,354	1,105
Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests			0	(303)
Comprehensive Income Attributable to ORIX Corporation Shareholders	¥ 96,587	¥ 41,383	¥ 268,097	¥ 129,493